Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Taxes Asset (Liability)

The Company’s deferred tax assets are as follows at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax asset
Start-up costs	$162,267	$98,101
Total deferred tax asset	162,267	98,101

Valuation Allowance	(162,267)	(98,101)

Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision Benefit

The income tax provision (benefit) consists of the following for the year ended December 31,2023 and 2022:

	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022
Federal
Current	$979,344	$310,259
Deferred	162,267	98,101
State and Local:
Current	—	—
Deferred	—	—
Change in valuation allowance	(162,267)	(98,101)
Income tax provision	$979,344	$310,259

Schedule of Effective Income Tax Rate Reconciliation
	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022
U.S. federal statutory rate	(21.0)%	(21.0)%
Valuation allowance	(4.2)%	(9.8)%
Income tax provision	(25.2)%	(30.8)%